Summary Of Accounting Policies - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Product Warranty Liability [Line Items]
Short-term deposits and advances		$ 29,300	$ 9,300
Accrued Freight and Tariffs		44,600	20,700
Accrued payroll		15,200	5,500
Loss contingency insurance recovery receivable		22,300	22,300
Contract with customer asset net current		297,960	292,407
Unbilled receivables current		116,300	86,500
Contract with customer liability revenue recognized		$ 74,900	$ 71,700
Performance obligation amount recognized as a percentage of contract with customers liability of the previous period		70.00%	78.00%
Revenue remaining performance obligation		$ 212,300
Percentage of remaining performance obligation to be recognized as revenue in the next twelve months		83.00%
Liability for uncertain tax benefits		$ 434	$ 440	$ 465	$ 410
Percentage of future tax benefits representing uncertain tax benefits		85.00%
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other Liabilities, Current	Other Liabilities, Current
Deferred tax assets and other assets non current		$ 273,686	$ 28,123
Tax Receivable Agreement [Member]
Product Warranty Liability [Line Items]
Liability for uncertain tax benefits		230,300
Liabilities relating to tax receivable agreement and others non current		$ 230,300
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Software Licenses [Member]
Product Warranty Liability [Line Items]
Concentration risk percentage		1.00%	2.00%	1.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Warranty Liability [Line Items]
Revenue from contract with customers excluding assessed tax		$ 331,000	$ 196,200	$ 230,300
Accounts Receivable And Contract With Customer Assets [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Warranty Liability [Line Items]
Concentration risk percentage		15.00%	10.00%
Accounts Receivable And Contract With Customer Assets [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Warranty Liability [Line Items]
Concentration risk percentage		10.00%
Minimum [Member]
Product Warranty Liability [Line Items]
Extended warranty term of revenue recognition		10 years
Minimum [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Warranty Liability [Line Items]
Concentration risk percentage		10.00%		10.00%
Minimum [Member] | Accounts Receivable And Contract With Customer Assets [Member] | Customer Concentration Risk [Member]
Product Warranty Liability [Line Items]
Concentration risk percentage		14.00%
Minimum [Member] | Accounts Receivable And Contract With Customer Assets [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Warranty Liability [Line Items]
Concentration risk percentage		10.00%
Maximum [Member]
Product Warranty Liability [Line Items]
Extended warranty term of revenue recognition		15 years
Other Current Liabilities [Member]
Product Warranty Liability [Line Items]
Operating lease liabilities current		$ 1,900	$ 1,800
Other Noncurrent Liabilities [Member]
Product Warranty Liability [Line Items]
Standard product warranty liability non current		11,800	8,800
Contract with customers liability non current		35,800	29,600
Operating lease liabilities non current		$ 1,500	$ 2,700
Nestracker LLC [Member]
Product Warranty Liability [Line Items]
Variable interest entity ownership percentage		100.00%
Reverse stock split ratio	2.1
TPG Rise [Member]
Product Warranty Liability [Line Items]
Ownership Interest		16.67%
Nextracker Inc [Member]
Product Warranty Liability [Line Items]
Deferred tax assets and other assets non current		$ 257,100